COST OF SALES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cost of Sales [Abstract]
Amortization	$ 89,100	$ 129,407	$ 242,770	$ 279,923
Driver expenses	0	43,741	0	78,608
Fuel	134	123,075	112,091	279,623
Salaries and wages	1,438,825	1,131,209	3,512,075	3,272,655
Cost of sales	$ 1,528,059	$ 1,427,432	$ 3,866,936	$ 3,910,809